Borrowings	6 Months Ended
Dec. 31, 2024
Borrowings
Borrowings

26Borrowings

	31 December	30 June	31 December
	2024	2024	2023
	£’000	£’000	£’000
Senior secured notes	337,614	334,538	331,572
Secured term loan facility	178,105	176,509	174,937
Revolving credit facilities	210,000	30,000	260,000
Accrued interest on senior secured notes and revolving credit facilities	5,746	5,574	6,792
	731,465	546,621	773,301
Less: non-current portion
Senior secured notes	337,614	334,538	331,572
Secured term loan facility	178,105	176,509	174,937
Non-current borrowings	515,719	511,047	506,509
Current borrowings	215,746	35,574	266,792

The senior secured notes of £337,614,000 (30 June 2024: £334,538,000; 31 December 2023: £331,572,000) is stated net of unamortized issue costs amounting to £1,359,000 (30 June 2024: £1,615,000; 31 December 2023: £1,866,000). The outstanding principal amount of the senior secured notes is $425,000,000 (30 June 2024: $425,000,000; 31 December 2023: $425,000,000). The senior secured notes have a fixed coupon rate of 3.79% per annum and interest is paid semi-annually. The senior secured notes mature on 25 June 2027.

The senior secured notes were issued by our wholly owned subsidiary, Manchester United Football Club Limited, and are guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited, MU RAML Limited and MU Finance Limited and are secured against substantially all of the assets of those entities and Manchester United Football Club Limited. These entities are wholly owned subsidiaries of Manchester United plc.

The secured term loan facility of £178,105,000 (30 June 2024: £176,509,000; 31 December 2023: £174,937,000) is stated net of unamortized issue costs amounting to £1,321,000 (30 June 2024: £1,456,000; 31 December 2023: £1,589,000). The outstanding principal amount of the secured term loan facility is $225,000,000 (30 June 2024: $225,000,000; 31 December 2023: $225,000,000). The secured term loan facility attracts interest of US dollar LIBOR plus an applicable margin of between 1.25% and 1.75% per annum and interest is paid monthly. The remaining balance of the secured term loan facility is repayable on 6 August 2029, although the Group has the option to repay the secured term loan facility at any time before then.

The secured term loan facility was provided to our wholly owned subsidiary, Manchester United Football Club Limited, and is guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited, MU Finance Limited and Manchester United Football Club Limited and is secured against substantially all of the assets of each of those entities. These entities are wholly owned subsidiaries of Manchester United plc.

The Group also has £210,000,000 (30 June 2024: £30,000,000; 31 December 2023: £260,000,000) in outstanding loans and £90,000,000 (30 June 2024: £270,000,000; 31 December 2023: £40,000,000) in borrowing capacity under our revolving facilities. These facilities terminate on 25 June 2027.

The Group has complied with all covenants under its revolving facilities, the secured term loan facility and the note purchase agreement governing the senior secured notes during the 2024 and 2023 reporting period.